Significant Accounting Policies (Components of Other Income, Net) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Gain from step acquisition	$ 2,882,000	$ 0	$ 0
ADR reimbursement	459,000	306,000	0
Government subsidies	40,000	155,000	148,000
Other expenses	(17,000)	(155,000)	(13,000)
Total	$ 3,364,000	$ 306,000	$ 135,000